Brown Advisory Global Leaders Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 98.7%
Brazil - 2.0%
12,697,475	B3 S.A. - Brasil Bolsa Balcao	25,878,704
China - 3.0%
3,772,044	AIA Group, Ltd.	39,558,777
Denmark - 1.7%
166,731	Coloplast A/S	21,953,025
France - 4.5%
402,471	Safran S.A.	59,580,720
Germany - 7.2%
535,627	CTS Eventim AG & Co. KGaA*	33,485,336
318,539	Deutsche Boerse AG	62,023,051
		95,508,387
India - 3.6%
2,449,332	HDFC Bank, Ltd.	48,175,527
Indonesia - 2.7%
112,414,064	Bank Rakyat Indonesia Persero	35,618,712
Netherlands - 5.9%
57,884	ASML Holding NV ADR	39,402,218
309,002	Wolters Kluwer NV	39,007,520
		78,409,738
Sweden - 2.0%
2,321,212	Atlas Copco AB	26,700,308
Switzerland - 2.7%
126,740	Roche Holding AG	36,215,018
Taiwan - 3.6%
514,945	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	47,900,183
United Kingdom - 7.7%
403,509	London Stock Exchange Group PLC	39,192,510
1,223,506	Unilever PLC	63,400,551
		102,593,061

United States - 52.1%
Communication Services - 5.3%
679,611	Alphabet, Inc. - Class C*	70,679,544
Consumer Discretionary - 4.5%
9,855	Booking Holdings, Inc.*	26,139,501
430,372	TJX Companies, Inc.	33,723,949
		59,863,450
Consumer Staples - 2.2%
115,869	Estee Lauder Companies, Inc.	28,557,074
Financials - 13.2%
558,947	Charles Schwab Corp.	29,277,644
131,795	MasterCard, Inc.	47,895,621
119,026	Moody's Corp.	36,424,337
273,931	Visa, Inc.	61,760,483
		175,358,085
Health Care - 2.1%
336,738	Edwards Lifesciences Corp.*	27,858,335
Industrials - 4.0%
262,995	Allegion PLC	28,069,456
298,001	Otis Worldwide Corp.	25,151,284
		53,220,740
Information Technology - 18.7%
89,231	Adobe, Inc.*	34,386,950
139,026	Autodesk, Inc.*	28,939,652
86,689	Intuit, Inc.	38,648,557
760,029	Marvell Technology, Inc.	32,909,256
389,852	Microsoft Corp.	112,394,333
		247,278,748
Materials - 2.1%
125,008	Sherwin-Williams Co.	28,098,048
Total United States		690,914,024
Total Common Stocks (Cost $1,014,686,246)		1,309,006,184

Short-Term Investments - 1.1%
Money Market Funds - 1.1%
14,587,342	First American Government Obligations Fund - Class Z, 4.61%#	14,587,342
Total Short-Term Investments (Cost $14,587,342)		14,587,342
Total Investments - 99.8% (Cost $1,029,273,588)		1,323,593,526
Other Assets in Excess of Liabilities - 0.2%		2,220,075
NET ASSETS - 100.0%		$1,325,813,601

* Non-income producing
ADR - American Depositary Receipt
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments were categorized as follows:

	Level 1	Level 2	Level 3
Common Stocks	$804,095,129	$504,911,055	$-
Short-Term Investments	14,587,342	-	-
Total Investments	$818,682,471	$504,911,055	$-

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.